Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies 1	$ 384,000
Summary Of Significant Accounting Policies 2	414,000
Summary Of Significant Accounting Policies 3	2.5
Summary Of Significant Accounting Policies 4	20
Summary Of Significant Accounting Policies 5	20
Summary Of Significant Accounting Policies 6	10
Summary Of Significant Accounting Policies 7	2.5
Summary Of Significant Accounting Policies 8	3
Summary Of Significant Accounting Policies 9	3
Summary Of Significant Accounting Policies 10	5
Summary Of Significant Accounting Policies 11	1,024,000
Summary Of Significant Accounting Policies 12	$ 752,000
Summary Of Significant Accounting Policies 13	50.00%